Annual Fund Operating Expenses (Vanguard Extended Market Index Fund Participant:)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%